Restructuring and Other Charges (Textuals) (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Restructuring Cost and Reserve [Line Items]
Restructuring Charges			$ 11,872,000	$ 57,015,000	$ 15,241,000
Gain (loss) on disposal			13,709,000
Indirect Taxes			5,821
Pension Benefits
Restructuring Cost and Reserve [Line Items]
Settlement loss	$ (21,907,000)		0	20,156,000	21,907,000
FCPA
Restructuring Cost and Reserve [Line Items]
Loss in period				28,000,000	$ 16,750,000
Securities Action
Restructuring Cost and Reserve [Line Items]
Loss in period		$ 17,500,000		17,245,000
Severance
Restructuring Cost and Reserve [Line Items]
Net, non-routine expense				9,300,000
Global Realigment Plan | Expected Future Costs to Be Recognized | Minimum
Restructuring Cost and Reserve [Line Items]
Expected cost			5,000,000
Global Realigment Plan | Expected Future Costs to Be Recognized | Maximum
Restructuring Cost and Reserve [Line Items]
Expected cost			$ 7,000,000
Voluntary Early Retirement Program [Member] | Pension Benefits
Restructuring Cost and Reserve [Line Items]
Pension Expense	67,593,000
Settlement loss	$ (20,156,000)
Voluntary Early Retirement Program [Member] | Global Realigment Plan
Restructuring Cost and Reserve [Line Items]
Restructuring Charges				$ 31,282,000